Taxes - Provision for income tax (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Provision for income tax
Current income tax provision	$ 323,306	$ 353,456		$ 178,534
Deferred income tax provision	(9,033)	83,893	$ (8,415)	(8,415)
Income tax provision	$ 314,273	$ 437,349	$ 170,119	$ 170,119